Leases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Leases [Abstract]
Weighted average remaining lease term	1 year 9 months 18 days
Weighted average discount rate	7.50%
Operating lease expense		$ 30,662	$ 30,910
Measurement of operating lease liabilities	44,928
Obtaining right-of-use assets	400,293
Amortization of right-of-use	$ 63,932